Item #4 Form ABS Due Diligence 15E

Item #5 Form ABS Due Diligence 15E

To Whom It May Concern:

Linear Title & Closing Ltd. (“Linear”) was engaged by Bayview Fund Management LLC as diligence agent to provide title reports for a population of 542 mortgage loans. Linear, in order to provide said reports, completed a detailed land records search on each asset to obtain all of the following information as it pertains to the ownership & encumbrance of each residential asset pledged as security:

●	Vesting Information
●	Transfer/Conveyance Information
●	Mortgage Information
●	Judgment/Lien Information
●	Additional Recorded Document Information
●	Bankruptcy Information
●	Legal Description

Provided with each title report was a summary of all aforementioned information, recorded copies of all pertinent documents, and an Excel data file with all property report data output information.

The assets reviewed in this population of 542 mortgage loans were all residential single-family & multi-family homes.

Linear completed a review of the 542 title reports to identify potential liens/judgments that may exists affecting each mortgage loan’s first lien status, as well as liens/judgments recorded post-origination. With respect to these 542 mortgage loans:

1.	As set forth in the title reports, the subject mortgage is recorded in the appropriate recording jurisdiction.

2.	As set forth in the title search reports, the subject mortgage is in 1st lien position, with the exception of:

a.	92 mortgage loans for which potentially superior pre-origination mortgage liens were found of record. For those mortgage loans, the total amount of such potentially superior pre-origination liens/judgments is $1,056,272.38. For these same loans Linear reviewed the origination title policies and affirms that 1 took exception to the prior mortgage liens.

b.	66 mortgage loans for which potentially superior pre-origination non-mortgage liens were found of record. For these same loans Linear reviewed the origination title policies and affirms that 9 of 66 took exception to the prior mortgage liens and 3of 66 title policies were not reviewed as the original policy was not available for review.

3.	As set forth in the title search reports:

a.	5 mortgage loans with a potentially superior, post-origination lien/judgment. The total amount of such potentially superior post-origination HOA lien is $9,035.01.

b.	3 mortgage loans with a potentially superior, post-origination Municipal lien. The total amount of such potentially superior post-origination lien/judgment is $2,202.02.

Thank You,

Linear Title & Closing, Ltd.

127 John Clarke Road, 1st Floor, Middletown, RI 02842 │ Toll Free: 888-554-6327 │ Tel: 401-841-9991 │ www.lineartitle.com